Assumptions Used in Estimating Fair Value of Each Option Award Granted Using Black-Scholes Option-Pricing Model (Detail) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Volatility	87.00%		87.00%
Expected volatility, minimum		86.00%		73.00%
Expected volatility, maximum		87.00%		87.00%
Expected Term	10 years
Dividend yield	0.00%	0.00%	0.00%	0.00%
Risk-free interest rates	1.50%
Risk-free interest rates, minimum		1.50%	1.50%	1.00%
Risk-free interest rates, maximum		2.00%	2.00%	1.60%
Stock price	$ 0.71	$ 0.71
Forfeiture rate	0.00%	0.00%	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Term		6 years	5 years	5 years
Stock price	$ 0.69	$ 0.69	0.69	0.53
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Term		10 years	10 years	10 years
Stock price	$ 0.72	$ 0.72	0.72	1.00